ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

11. ACQUIRED INTANGIBLE ASSETS, NET

        The Group's acquired intangible assets were generated from the acquisition of 100% equity interest in Beijing Bona Cineplex on April 23, 2010 and Alpha Speed Limited and Bona Starlight on July 1, 2011 (Note 3). Acquired intangible assets, net consist of the following:

	December 31,
	2011				2012
	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount
Acquired intangible assets with definite lives
Membership	58,651	(57,022)	—	1,629	58,651	(58,651)	—	—
Favorable lease	2,459,884	(855,482)	46,844	1,651,246	2,459,884	(1,668,799)	53,726	844,811

Total intangible assets with definite lives	2,518,535	(912,504)	46,844	1,652,875	2,518,535	(1,727,450)	53,726	844,811
Acquired intangible assets with indefinite lives
Movie theater licenses	2,328,956	—	11,321	2,340,277	2,328,956	—	15,714	2,344,670

Total	4,847,491	(912,504)	58,165	3,993,152	4,847,491	(1,727,450)	69,440	3,189,481

        The amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $233,382, $679,122 and $814,945 respectively. The Group expects to record amortization expenses of $752,984 and $91,827 for the years ended December 31, 2013 and 2014, respectively. The Group has had no impairment losses recorded on acquired intangible assets.